DISCONTINUED OPERATIONS (The Operating Results From Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Major classes of line items constituting pretax profit of discontinued operations
Gain on deconsolidation of the subsidiary, net of income tax	¥ 10,160	$ 1,478	¥ 0	¥ 0
Net income from discontinued operations, net of income tax	12,343	1,794	15,327	707
Qufan [Member]
Major classes of line items constituting pretax profit of discontinued operations
Net Revenues	7,398	1,074	59,465	5,669
Cost of services	(1,885)	(274)	(15,613)	(1,392)
Sales and marketing	(1,938)	(282)	(13,682)	(1,523)
General and administrative	(443)	(64)	(3,977)	(280)
Service development expenses	(688)	(100)	(9,749)	(854)
Other income and (expenses) that are not major	77	11	542	1
Income from discontinued operations, before income tax	2,521	365	16,986	1,621
Income tax expense	(338)	(49)	(1,659)	(914)
Income from discontinued operations, net of income tax	2,183	316	15,327	707
Gain on deconsolidation of the subsidiary, net of income tax	10,160	1,478	0	0
Net income from discontinued operations, net of income tax	¥ 12,343	$ 1,794	¥ 15,327	¥ 707